Other Current and Non-current Assets - ZIM (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jul. 31, 2014 USD ($) item	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Jan. 27, 2021 shares
Schedule Of Other Assets [Line Items]
Total gain on ZIM ordinary shares					$ (176,386)	$ 543,653
Non-current portion of unearned revenue					111,564	37,977
Current portion of unearned revenue					$ 111,149	$ 83,180
ZIM
Schedule Of Other Assets [Line Items]
Ordinary shares owned | shares					7,186,950	7,186,950			10,186,950
Fair value of shareholding interest						$ 423,000
Ordinary shares sold | shares						3,000,000
Net proceeds from sale of ordinary shares					$ 246,600	$ 120,700
Equity participation ZIM								$ 0
Total gain on ZIM ordinary shares					(176,400)	543,700
Dividend received					165,400	$ 34,300
Acquisition of additional shares			$ 75
Impairment loss at reporting date								$ 28,700
Equity participation (as a percent)			10.20%			6.10%
Income tax withheld on dividend income amount					$ 18,300	$ 5,900
ZIM
Schedule Of Other Assets [Line Items]
Non-current portion of unearned revenue						0
Interest income from fair value unwinding						6,600	$ 4,300
Deferred revenue recorded				$ 39,100
Number of vessels of which the charter rates payable was reduced | item				6
Series 1 Notes | ZIM
Schedule Of Other Assets [Line Items]
Proceeds received from mandatory repayment of notes		$ 2,400
Series 1 and Series 2 Notes | ZIM
Schedule Of Other Assets [Line Items]
Proceeds received from mandatory repayment of notes	$ 47,200
Accrued interest received	$ 6,400
Operating revenue | ZIM
Schedule Of Other Assets [Line Items]
Recognized unearned revenue						$ 1,100	$ 5,400